Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Yield maintenance provisions, net expense	$ 990	$ 999
Net gains or losses recognized in earnings related to yield maintenance provisions and interest-rate swaps
Interest rate lock commitments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate lock commitments related to residential mortgage loans	2,079	3,930
Derivative asset	45	39
Net gains (losses) recognized in earnings	6	(2)	41
Interest-rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	7,750	7,949
Interest-rate swaps	1,511
CFBank [Member] | Interest-rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	$ 7,750	$ 7,949